Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Schedule of Future Maturities and Interest Payments under Term Loan

Future maturities and interest payments under the term loan as of December 31, 2015, are as follows (in thousands):

2016	$1,590
2017	8,848
2018	8,848
2019	6,423

Total minimum payments	25,709
Less amount representing interest	(5,709)

Gross balance of long-term debt	20,000
Less unamortized debt discount	(316)

Carrying value of long-term debt	19,684
Less current portion of long-term debt	—

Long-term debt, less current portion and unamortized debt discount	$19,684